Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory	$ 51,715	$ 5,742	$ 2,295
Natural gas [Member]
Inventory [Line Items]
Inventory	4,181	5,724	0
LNG [Member]
Inventory [Line Items]
Inventory	25,280	0	2,295
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 22,254	$ 18	$ 0